INVESTMENT IN FINANCE LEASE (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN FINANCE LEASE [Abstract]
Components of investments in sales-type leases
The following lists the components of the investment in sales-type lease as at December 31.

(in thousands of $)	2012	2011
Net minimum lease payments receivable	89,759	101,097
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(56,549)	(66,062)
Total investment in sales-type lease	53,530	55,355
Current portion	2,156	1,824
Long-term portion	51,374	53,531
	53,530	55,355

Minimum future gross revenues under non-cancellable sales-type leases
The minimum future gross revenues to be received under the Company's non-cancellable sales-type lease as of December 31, 2012 are as follows:

(in thousands of $)
2013	11,307
2014	11,307
2015	11,307
2016	11,338
2017	11,307
Thereafter	33,193
Total minimum lease revenues	89,759